FAIR VALUE MEASUREMENT	9 Months Ended	12 Months Ended
	Mar. 31, 2020	Jun. 30, 2019
Fair Value Disclosures [Abstract]
FAIR VALUE MEASUREMENT

NOTE 3—FAIR VALUE MEASUREMENT

The Company measures and reports its cash equivalents, short-term investments, funds held for customers that are invested in money market funds and marketable debt securities, and redeemable convertible preferred stock warrant liabilities at fair value. Fair value is defined as the exchange price that would be received for an asset or an exit price paid to transfer a liability in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. Valuation techniques used to measure fair value must maximize the use of observable inputs and minimize the use of unobservable inputs.

The fair value hierarchy defines a three-level valuation hierarchy for disclosure of fair value measurements as follows:

Level 1—Inputs are unadjusted quoted prices in active markets for identical assets or liabilities.

Level 2—Inputs other than quoted prices included within Level 1 that are observable, unadjusted quoted prices in markets that are not active, or other inputs that are observable or can be corroborated by observable market data for substantially the full term of the related assets or liabilities.

Level 3—Unobservable inputs that are supported by little or no market activity for the related assets or liabilities and typically reflect management’s estimate of assumptions that market participants would use in pricing the assets or liabilities.

In determining fair value, the Company utilizes quoted market prices, or valuation techniques that maximize the use of observable inputs and minimize the use of unobservable inputs to the extent possible, and also considers counterparty credit risk in its assessment of fair value.

The following tables set forth the fair value of assets and liabilities that were measured at fair value on a recurring basis based on the three-tier fair value hierarchy as of the dates presented (in thousands):

	June 30, 2019
	Level 1	Level 2	Level 3	Total
Assets
Cash equivalents:
Money market funds	$13,718	$-	$-	$13,718

	13,718	-	-	13,718

Short-term investments:
U.S. treasury securities	64,758	-	-	64,758
Corporate bonds	-	4,787	-	4,787
Asset-backed securities	-	2,424	-	2,424

	64,758	7,211	-	71,969

Funds held for customers:
Restricted cash equivalents	424,219	-	-	424,219
Corporate bonds	-	302,070	-	302,070
Certificates of deposit	-	105,377	-	105,377
U.S. treasury securities	30,960	-	-	30,960

	455,179	407,447	-	862,626

Total assets measured at fair value	$533,655	$414,658	$-	$948,313

Liabilities
Redeemable convertible preferred stock warrant liabilities	$-	$-	$688	$688

Total liabilities measured at fair value	$-	$-	$688	$688

	March 31, 2020
	Level 1	Level 2	Level 3	Total
Assets
Cash equivalents:
Money market funds	$42,608	$-	$-	$42,608
Corporate bonds	-	5,583	-	5,583

	42,608	5,583	-	48,191

Short-term investments:
U.S. treasury securities	28,373	-	-	28,373
Corporate bonds	-	99,492	-	99,492
Asset-backed securities	-	25,973	-	25,973

	28,373	125,465	-	153,838

Funds held for customers:
Restricted cash equivalents	362,029	80,271	-	442,300
Corporate bonds	-	469,071	-	469,071
Certificates of deposit	-	78,714	-	78,714
U.S. treasury securities	19,419	-	-	19,419

	381,448	628,056	-	1,009,504

Total assets measured at fair value	$452,429	$759,104	$-	$1,211,533

There were no transfers of financial instruments between Level 1, Level 2, and Level 3 during the periods presented.

The fair values of the Company’s Level 1 instruments were derived from quoted market prices and active markets for these specific instruments.

The valuation techniques used to measure the fair values of Level 2 instruments were derived from non-binding market consensus prices that were corroborated with observable market data, quoted market prices for similar instruments, or pricing models.

The fair value measurement of the redeemable convertible preferred stock warrant liabilities as of June 30, 2019 was based on significant inputs not observed in the market and thus represents a Level 3 measurement. The Company estimated the fair value of the liability using the Black-Scholes option-pricing model and any change in fair value is recognized as either gain or loss and included in other income, net in the accompanying condensed consolidated statements of operations.

Immediately upon the completion of the Company’s IPO, all warrants to purchase shares of redeemable convertible preferred stock were converted into warrants to purchase shares of common stock. As a result, the fair value of the redeemable convertible preferred stock warrant liabilities was reclassified to additional paid-in capital.

The table below sets forth a summary of the changes in the fair value of Level 3 financial liabilities as of and for the periods presented (in thousands):

	Three months ended March 31,	Nine months ended March 31,
	2019	2019	2020
Fair value, beginning of period	$358	$663	$688
Change in fair value	166	155	717
Reclassification to additional paid-in capital	-	-	(1,405)
Forfeiture of warrants	-	(294)	-

Fair value, end of period	$524	$524	$-

The key inputs used in the Black-Scholes option-pricing model to measure the fair value of Level 3 financial liabilities as of June 30, 2019 were as follows:

Expected term (in years)	0.57
Expected volatility	51.0%
Risk-free interest rate	2.0%
Expected dividend yield	0%

NOTE 2—FAIR VALUE MEASUREMENT

The Company measures and reports its cash equivalents, short-term investments, funds held for customers that are invested in money market funds and marketable debt securities, and redeemable convertible preferred stock warrant liabilities at fair value. Fair value is defined as the exchange price that would be received for an asset or an exit price paid to transfer a liability in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. Valuation techniques used to measure fair value must maximize the use of observable inputs and minimize the use of unobservable inputs.

The fair value hierarchy defines a three-level valuation hierarchy for disclosure of fair value measurements as follows:

Level 1—Inputsare unadjusted quoted prices in active markets for identical assets or liabilities.

Level 2—Inputsother than quoted prices included within Level 1 that are observable, unadjusted quoted prices in markets that are not active, or other inputs that are observable or can be corroborated by observable market data for substantially the full term of the related assets or liabilities.

Level 3—Unobservableinputs that are supported by little or no market activity for the related assets or liabilities and typically reflect management’s estimate of assumptions that market participants would use in pricing the assets or liabilities.

In determining fair value, the Company utilizes quoted market prices, or valuation techniques that maximize the use of observable inputs and minimize the use of unobservable inputs to the extent possible, and also considers counterparty credit risk in its assessment of fair value.

The following tables set forth the fair value of assets and liabilities that were measured at fair value on a recurring basis based on the three-tier fair value hierarchy (in thousands):

	June 30, 2018
	Level 1	Level 2	Level 3	Total
Assets
Cash equivalents:
Money market funds	$14,836	$-	$-	$14,836
Corporate bonds	-	7,175	-	7,175

	14,836	7,175	-	22,011

Short-term investments:
Corporate bonds	-	47,696	-	47,696
U.S. treasury securities	12,955	-	-	12,955
Asset-backed securities	-	9,216	-	9,216

	12,955	56,912	-	69,867

Funds held for customers:
Money market funds	303,650	-	-	303,650
Certificates of deposit	-	185,360	-	185,360
Corporate bonds	-	166,570	-	166,570

	303,650	351,930	-	655,580

Total assets measured at fair value	$331,441	$416,017	$-	$747,458

Liabilities
Redeemable convertible preferred stock warrant liabilities	$-	$-	$663	$663

Total liabilities measured at fair value	$-	$-	$663	$663

	June 30, 2019
	Level 1	Level 2	Level 3	Total
Assets
Cash equivalents:
Money market funds	$13,718	$-	$-	$13,718

Short-term investments:
U.S. treasury securities	64,758	-	-	64,758
Corporate bonds	-	4,787	-	4,787
Asset-backed securities	-	2,424	-	2,424

	64,758	7,211	-	71,969

Funds held for customers:
Money market funds	424,219	-	-	424,219
Corporate bonds	-	302,070	-	302,070
Certificates of deposit	-	105,377	-	105,377
U.S. Treasury securities	30,960	-	-	30,960

	455,179	407,447	-	862,626

Total assets measured at fair value	$533,655	$414,658	$-	$948,313

Liabilities
Redeemable convertible preferred stock warrant liabilities	$-	$-	$688	$688

Total liabilities measured at fair value	$-	$-	$688	$688

There were no transfers of financial instruments between Level 1, Level 2, and Level 3 during the periods presented.

The fair values of the Company’s Level 1 instruments were derived from quoted market prices and active markets for these specific instruments.

The valuation techniques used to measure the fair values of Level 2 instruments were derived from non-binding market consensus prices that were corroborated with observable market data, quoted market prices for similar instruments, or pricing models.

The fair value measurement of the redeemable convertible preferred stock warrant liabilities is based on significant inputs not observed in the market and thus represents a Level 3 measurement. The Company estimated the fair value of the liability using the Black-Scholes option-pricing model and any change in fair value is recognized as a gain or loss in the consolidated statements of operations. The following table sets forth a summary of the changes in the fair value of Level 3 financial liabilities (in thousands):

	June 30,
	2018	2019
Fair value, beginning of period	$481	$663
Change in fair value	182	319
Forfeiture of warrants	-	(294)

Fair value, end of period	$663	$688